SHARE BASED COMPENSATION (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized	21,000,000
Share-based compensation	$ 1,792,819	$ 1,881,401	$ 2,249,834
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	12,375,416	6,371,250
Granted	6,274,166	140,000	1,190,000
Weighted average fair value of stock options granted	$ 0.98	$ 0.11	$ 0.23
Share-based compensation	1,792,819	1,881,401	2,249,834
Unrecognized compensation cost related to non-vested stock options	$ 4,700,682
Unrecognized compensation cost, recognition period	2 years 11 months 19 days
Employee Stock Option [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				566,666
Vesting period for plan				2 years
Vesting installments during vesting period				24
Exercise price				$ 1.49
Employee Stock Option [Member] | Independent Directors [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Employee Stock Option [Member] | Independent Directors [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Employee Stock Option [Member] | Independent Directors [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted				5,707,500
Vesting period for plan				3 years
Vesting installments during vesting period				36
Exercise price				$ 1.49
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				50.00%